Fair Value Measurements (Details) - Warrants	12 Months Ended
Dec. 31, 2016
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	0.70%
Expected volatility	55.00%
Expected term	8 months 1 day
Expected dividend yield	0.00%